Property and Equipment (Details) - Schedule of Composition and Movement of Property and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Cost:
Balance	$ 1,828	$ 1,393
Purchases in the year	297	885
Disposals during the year	(253)	(261)
Adjustments arising from translating financial statements from functional currency to presentation currency	(53)	(189)
Balance	1,819	1,828
Cost [Member] | Motor vehicles [Member]
Cost:
Balance	197	258
Purchases in the year		1
Disposals during the year	(156)	(35)
Adjustments arising from translating financial statements from functional currency to presentation currency	(8)	(27)
Balance	33	197
Cost [Member] | Office furniture and equipment [Member]
Cost:
Balance	235	291
Purchases in the year	8	99
Disposals during the year		(121)
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)	(34)
Balance	236	235
Cost [Member] | Computers and peripheral equipment [Member]
Cost:
Balance	798	572
Purchases in the year	251	412
Disposals during the year		(105)
Adjustments arising from translating financial statements from functional currency to presentation currency	(19)	(81)
Balance	1,030	798
Cost [Member] | Leasehold improvements [Member]
Cost:
Balance	598	272
Purchases in the year	38	373
Disposals during the year	(97)
Adjustments arising from translating financial statements from functional currency to presentation currency	(19)	(47)
Balance	520	598
Accumulated depreciation [Member]
Cost:
Balance	514	247
Depreciation in the year	341	309
Disposals during the year	(61)
Adjustments arising from translating financial statements from functional currency to presentation currency	(10)	(42)
Balance	784	514
Depreciated cost	1,035	1,314
Accumulated depreciation [Member] | Motor vehicles [Member]
Cost:
Balance	53	19
Depreciation in the year	21	38
Disposals during the year	(43)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(4)
Balance	30	53
Depreciated cost	3	144
Accumulated depreciation [Member] | Office furniture and equipment [Member]
Cost:
Balance	89	20
Depreciation in the year	21	74
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(5)
Balance	108	89
Depreciated cost	128	146
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Cost:
Balance	296	180
Depreciation in the year	239	143
Disposals during the year
Adjustments arising from translating financial statements from functional currency to presentation currency	(5)	(27)
Balance	530	296
Depreciated cost	500	502
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost:
Balance	76	28
Depreciation in the year	60	54
Disposals during the year	(18)
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(6)
Balance	116	76
Depreciated cost	$ 404	$ 522